Summary of Movement in Non-Vested Share Options (Detail) (Employee Stock Option, USD $)	6 Months Ended
Jun. 30, 2013
Employee Stock Option
Number of Shares
Beginning Balance	2,094,533
Granted	253,650
Vested	(578,193)
Forfeited	(167,111)
Ending Balance	1,602,879
Weighted Average Exercise Price
Beginning balance	$ 22.43
Granted	$ 32.95
Vested	$ 24.83
Forfeited	$ 22.91
Ending balance	$ 23.18
Weighted Average Fair Value
Beginning Balance	$ 9.17
Granted	$ 12.05
Vested	$ 9.82
Forfeited	$ 9.36
Ending Balance	$ 9.36